Equity Method Investments (Tables)	9 Months Ended
Sep. 30, 2012
Text Block [Abstract]
Schedule of Results and Pro-Forma information of equity investments
	September 30, 2012	December 31, 2011
Balance sheet
Current assets	9,768	124,462
Current liabilities	264,199	131,672

Statement of operations
Revenues	29,534	315,346
Net loss	(229,323)	(102,047)